UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2003
Check here if Amendment [    ]; Amendment Number:  _____
	This Amendment (Check only one.):
	[    ] is a restatement.
	[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:   DDJ Capital Management, LLC
Address:    141 Linden Street, Suite 4, Wellesley, MA  02482-7910
Form 13F File Number:    28-6136

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   David J. Breazzano
Title:   Member
Phone:   781-283-8500

Signature, Place, and Date of Signing:
/s/ David J. Breazzano      Wellesley, MA        November 13, 2003

Report Type (Check only one.):
[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)
[    ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[    ]     13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        	                0
Form 13F Information Table Entry Total:            	    34
Form 13F Information Table Value Total:      	84,489
List of Other Included Managers:                     	  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




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Form 13F Information Table

NAME OF	TITLE OF	CUSIP	VALUE	SHARES/ 	SH/	PUT/	INVSTMT	OTHR	VOTING AUTHORITY
ISSUER	CLASS		(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MNGRS	SOLE	SHRD	NNE

GILAT SATELLITE NETWORKS	SHS
LTD	NEW	M51474118	702	157,111	SH		SOLE		157,111
AK STL HLDG CORP	COM	001547108	200	100,000	SH		SOLE		100,000
AT&T CORP	COM NEW	001957505	539	25,000	SH		SOLE		25,000
ALDERWOODS GROUP INC	COM	014383103	6,907	885,836	SH		SOLE		885,836
ALLSTREAM INC	CL A VTG SHS	02004C105	4,083	108,000	SH		SOLE		108,000
ALLSTREAM INC	CL B LT VTG
	SHS	02004C204	1,889	49,397	SH		SOLE		49,397
AMERICAN DENTAL PARTNERS	COM	025353103	611	66,100	SH		SOLE		66,100
AMKOR TECHNOLOGY INC	NOTE 5.750%
	6/0	031652AN0	13,318	14,000	SH		SOLE		14,000
BCE INC	COM	05534B109	972	45,000	SH		SOLE		45,000
BOYD GAMING CORP	COM	103304101	153	10,000	SH		SOLE		10,000
CALPINE CORP	NOTE 4.000%
	12/2	131347BA3	5,039	5,500	SH		SOLE		5,500
CARRIAGE SVCS INC	COM	143905107	744	220,000	SH		SOLE		220,000
DOMTAR INC	COM	257561100	423	37,500	SH		SOLE		37,500
EL PASO CORP	COM	28336L109	511	70,000	SH		SOLE		70,000
ELAN FIN CORP LTD	NOTE 12/1	284129AC7	593	1,000	SH		SOLE		1,000
FRIENDLY ICE CREAM CORP NEW COM	358497105	587	73,700	SH		SOLE		73,700
GILAT SATELLITE NETWORKS	NOTE 4.000%
LTD	10/0	375255AF3	514	1,711	SH		SOLE		1,711
HAMMONS JOHN Q HOTELS INC	CL A	408623106	326	51,000	SH		SOLE		51,000
INTERNET CAP GROUP INC	SUB NT CV
	5.5%04	46059CAA4	27,977	43,722	SH		SOLE		43,722
MTR GAMING GROUP INC	COM	553769100	1,951	225,000	SH		SOLE		225,000
MAIL-WELL INC	COM	560321200	1,120	320,000	SH		SOLE		320,000
MULTIMEDIA GAMES INC	COM	625453105	1,456	40,000	SH		SOLE		40,000
PG&E CORP	COM	69331C108	598	25,000	SH		SOLE		25,000
PENN NATL GAMING INC	COM	707569109	533	25,000	SH		SOLE		25,000
PINNACLE ENTMT INC	COM	723456109	245	35,000	SH		SOLE		35,000
PRIMEDIA INC	COM	74157K101	627	220,000	SH		SOLE		220,000
QWEST COMMUNICATIONS INTL IN COM	749121109	680	200,000	SH		SOLE		200,000
RADIOLOGIX INC	COM	75040K109	918	300,000	SH		SOLE		300,000
REDBACK NETWORKS INC	SB NT CV
	5%07	757209AB7	3,746	9,000	SH		SOLE		9,000
RES-CARE INC	NOTE
	6.000%12/0	760943AC4	4,584	4,500	SH		SOLE		4,500
RES-CARE INC	COM	760943100	667	86,668	SH		SOLE		86,668
TRIKON TECHNOLOGIES INC	COM NEW	896187408	457	75,000	SH		SOLE		75,000
US ONCOLOGY INC	COM	90338W103	366	50,000	SH		SOLE		50,000
YOUBET COM INC	COM	987413101	453	175,000	SH		SOLE		175,000
GRAND TOTAL	84,489	3,754,745	3,754,745
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